Fair value measurements	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Fair value measurements
Note 6: Fair value measurements
The carrying values of our accounts receivable, prepaid expenses and other current assets, accounts payable and accrued liabilities approximate their fair values due to the short-term nature of these instruments.
Our cash equivalents (Level 1 estimate) were comprised of money market funds totaling $192.5 million and short-term investments (a Level 2 estimate) were comprised of short-term bonds totaling $91.5 million as of June 30, 2022. As of December 31, 2021, our cash and cash equivalents totaled $242.1 million and consisted of money market and Korean market government bonds. We rely on credit market data to track interest rates for other entities with similar risk profiles.
As of June 30, 2022 and December 31, 2021, we believe the fair value of our senior notes (a Level 3 estimate) approximates carrying value due to the nature of the instruments and the lack of meaningful change to our credit profile.